Summary of Amortized Cost and Estimated Fair Value of Available-For-Sale Securities and Held-To-Maturity Securities (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	$ 244,871,668	$ 238,083,041
Available-for-sale Securities, Gross Unrealized Gains	2,374,138	3,695,977
Available-for-sale Securities, Gross Unrealized Losses	4,039,843	2,046,592
Available-for-sale securities, Estimated Fair Value	243,205,963	239,732,426
Held-to-Maturity, Amortized Cost		7,092,120
Held-to-maturity Securities, Gross Unrealized Gains		1,455,712
Held-to-maturity Securities, Gross Unrealized Losses		0
Held-to-Maturity, Estimated Fair Value	7,393,828	8,547,832
Obligations of U.S. Government Agencies
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	9,023,293	19,479,107
Available-for-sale Securities, Gross Unrealized Gains	27,718	144,408
Available-for-sale Securities, Gross Unrealized Losses	6,341	12,565
Available-for-sale securities, Estimated Fair Value	9,044,670	19,610,950
Tax-exempt and taxable obligations of states and municipal subdivisions
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	98,327,829	95,631,123
Available-for-sale Securities, Gross Unrealized Gains	1,677,764	2,361,599
Available-for-sale Securities, Gross Unrealized Losses	1,183,186	103,391
Available-for-sale securities, Estimated Fair Value	98,822,407	97,889,331
Held-to-Maturity, Amortized Cost	6,000,000	6,000,000
Held-to-maturity Securities, Gross Unrealized Gains	1,393,828	1,440,000
Held-to-maturity Securities, Gross Unrealized Losses	0	0
Held-to-Maturity, Estimated Fair Value	7,393,828	7,440,000
Mortgage-backed securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	114,990,863	98,222,658
Available-for-sale Securities, Gross Unrealized Gains	602,179	1,127,562
Available-for-sale Securities, Gross Unrealized Losses	1,304,090	425,100
Available-for-sale securities, Estimated Fair Value	114,288,952	98,925,120
Held-to-Maturity, Amortized Cost		1,092,120
Held-to-maturity Securities, Gross Unrealized Gains		15,712
Held-to-maturity Securities, Gross Unrealized Losses		0
Held-to-Maturity, Estimated Fair Value		1,107,832
Corporate obligations
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	21,274,200	23,494,670
Available-for-sale Securities, Gross Unrealized Gains	66,477	62,408
Available-for-sale Securities, Gross Unrealized Losses	1,230,566	1,210,996
Available-for-sale securities, Estimated Fair Value	20,110,111	22,346,082
Other
Schedule of Trading Securities and Other Trading Assets [Line Items]
Available-for-Sale, Amortized Cost	1,255,483	1,255,483
Available-for-sale Securities, Gross Unrealized Gains	0	0
Available-for-sale Securities, Gross Unrealized Losses	315,660	294,540
Available-for-sale securities, Estimated Fair Value	$ 939,823	$ 960,943